Regulatory Assets and Liabilities (Schedule of Regulatory Assets) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Regulatory Assets [Line Items]
Regulatory assets-current		$ 1,883	$ 1,223
Regulatory assets-noncurrent		8,265	7,886
Total regulatory assets		10,148	9,109
Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current		1,140	850
Regulatory assets-noncurrent		4,247	4,130
Total regulatory assets		$ 5,387	4,980
Weighted Average
Regulatory Assets [Line Items]
Weighted average useful life		25 years
Weighted Average | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Weighted average useful life		24 years
SCANA
Regulatory Assets [Line Items]
Electric service customers over period		20 years
Deferred cost of fuel used in electric generation
Regulatory Assets [Line Items]
Regulatory assets-current	[1]	$ 603	251
Regulatory assets-noncurrent	[1]	1,551	409
Deferred cost of fuel used in electric generation | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[1]	133	131
Regulatory assets-noncurrent	[1]	1,551	409
Deferred rider costs for Virginia electric utility
Regulatory Assets [Line Items]
Regulatory assets-current	[2]	152	72
Regulatory assets-noncurrent	[2]	363	489
Deferred rider costs for Virginia electric utility | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[2]	152	72
Regulatory assets-noncurrent	[2]	363	489
Ashpond and landfill closure costs
Regulatory Assets [Line Items]
Regulatory assets-current	[3]	221	193
Regulatory assets-noncurrent	[3]	$ 2,051	2,223
Regulatory assets expected collection period commencing year		2021
Ashpond and landfill closure costs | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[3]	$ 221	193
Regulatory assets-noncurrent	[3]	$ 2,049	2,223
Regulatory assets expected collection period commencing year		2021
Deferred Nuclear Refueling Outage Costs
Regulatory Assets [Line Items]
Regulatory assets-current	[4]	$ 83	79
Deferred Nuclear Refueling Outage Costs | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[4]	83	79
NND Project Costs
Regulatory Assets [Line Items]
Regulatory assets-current	[5]	138	138
Regulatory assets-noncurrent	[5]	2,088	2,226
Unrecognized Pension and Other Postretirement Benefit Costs
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[6]	891	488
Total regulatory assets		302	25
Unrecognized Pension and Other Postretirement Benefit Costs | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[6]	4	3
Interest rate hedges
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[7]	169	899
Interest rate hedges | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[7]	0	604
AROs and related funding
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[8]	$ 380	311
Amortization period for deferred costs		105 years
Ash pond and landfill closure costs | Minimum
Regulatory Assets [Line Items]
Regulatory assets amounts expected collection period		15 years
Ash pond and landfill closure costs | Minimum | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets amounts expected collection period		15 years
Ash pond and landfill closure costs | Maximum
Regulatory Assets [Line Items]
Regulatory assets amounts expected collection period		18 years
Ash pond and landfill closure costs | Maximum | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets amounts expected collection period		18 years
Deferred early plant retirement charges
Regulatory Assets [Line Items]
Regulatory assets-current	[9]	$ 226	226
Regulatory assets-noncurrent	[9]	0	226
Deferred early plant retirement charges | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[9]	226	226
Regulatory assets-noncurrent	[9]	0	226
Derivatives
Regulatory Assets [Line Items]
Regulatory assets-current	[10]	256	112
Regulatory assets-noncurrent	[10]	254	34
Derivatives | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[10]	251	105
Regulatory assets-noncurrent	[10]	148	34
Other
Regulatory Assets [Line Items]
Regulatory assets-current		204	152
Regulatory assets-noncurrent		518	581
Other | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current		74	44
Regulatory assets-noncurrent		$ 132	$ 142
Deferred Project Costs | Maximum
Regulatory Assets [Line Items]
Amortization period for deferred costs		18 months
Deferred Project Costs | Maximum | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Amortization period for deferred costs		18 months

[1]	Reflects deferred fuel expenses for the Virginia and North Carolina jurisdictions of Virginia Power's electric generation operations and additionally for Dominion Energy, deferred fuel expenses for the South Carolina jurisdiction of its electric generation operations. Dominion Energy reflects a $66 million reduction recorded in 2022 from the application of a portion of the monetization of guarantee settlement previously reflected as regulatory liabilities associated with the approval of DESC’s cost of fuel proceedings. See Note 13 for additional information.
[2]	Reflects deferrals under Virginia Power’s electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects. See Note 13 for additional information.
[3]	Primarily reflects legislation in Virginia which requires any CCR asset located at certain Virginia Power stations to be closed by removing the CCR to an approved landfill or through beneficial reuse. These deferred costs are expected to be collected over a period between 15 and 18 years commencing December 2021 through Rider CCR. Virginia Power is entitled to collect carrying costs on uncollected expenditures once expenditures have been made.
[4]	Legislation in Virginia requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.
[5]	Reflects expenditures by DESC associated with the NND Project, which pursuant to the SCANA Merger Approval Order, will be recovered from DESC electric service customers over a 20-year period ending in 2039.
[6]	Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered or refunded through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy's rate-regulated subsidiaries. Includes regulatory assets of $302 million and $25 million and regulatory liabilities of $6 million and $20 million in aggregate at December 31, 2022 and 2021, respectively, related to retained pension and other postretirement benefit plan assets and obligations for the East Ohio, PSNC and Questar Gas Transactions which will be reclassified to AOCI upon closing of each transaction.
[7]	Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted-average useful life of approximately 25 years and 24 years for Dominion Energy and Virginia Power, respectively, as of December 31, 2022.
[8]	Represents deferred depreciation and accretion expense related to legal obligations associated with the future retirement of generation, transmission and distribution properties. The AROs primarily relate to DESC’s electric generating facilities, including Summer, and are expected to be recovered over the related property lives and periods of decommissioning which may range up to approximately 105 years.
[9]	Reflects amounts from the early retirements of certain coal- and oil-fired generating units to be amortized through 2023 in accordance with the settlement of the 2021 Triennial Review. See Note 13 for additional information.
[10]	Represents changes in the fair value of derivatives, excluding separately presented interest rate hedges, that following settlement are expected to be recovered from or refunded to customers.